Quarterly Holdings Report
for

Fidelity® Real Estate Income Fund

October 31, 2020

REI-QTLY-1220
1.809106.117

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 30.1%
	Shares	Value
FINANCIALS - 7.1%
Capital Markets - 0.6%
Brookfield Asset Management, Inc. (Canada) Class A	954,800	$28,372,388
Mortgage Real Estate Investment Trusts - 6.5%
AGNC Investment Corp.	5,331,932	74,487,090
Broadmark Realty Capital, Inc. (a)	1,388,400	13,842,348
Capstead Mortgage Corp.	1,229,200	6,281,212
Chimera Investment Corp.	1,056,000	8,817,600
Colony NorthStar Credit Real Estate, Inc.	1,386,250	7,263,950
Dynex Capital, Inc. (b)	2,072,262	33,943,652
Ellington Financial LLC	1,548,275	18,950,886
Ellington Residential Mortgage REIT	430,700	4,578,341
Great Ajax Corp. (a)(b)	1,663,364	12,774,636
Hunt Companies Finance Trust, Inc.	516,601	1,337,997
MFA Financial, Inc.	13,519,819	38,125,890
New Residential Investment Corp.	13,047,899	97,859,243
Nexpoint Real Estate Finance, Inc.	169,200	2,319,732
Redwood Trust, Inc.	1,127,752	9,585,892
		330,168,469

TOTAL FINANCIALS		358,540,857

INDUSTRIALS - 0.4%
Construction & Engineering - 0.4%
Willscot Mobile Mini Holdings (c)	1,210,400	22,489,232
REAL ESTATE - 22.6%
Equity Real Estate Investment Trusts (REITs) - 22.2%
Acadia Realty Trust (SBI)	3,436,126	32,059,056
American Homes 4 Rent Class A	1,031,800	29,168,986
American Tower Corp.	664,400	152,579,446
Apartment Investment & Management Co. Class A	2,208,473	70,450,289
AvalonBay Communities, Inc.	101,200	14,079,956
Colony Capital, Inc. (a)	6,411,155	22,823,712
CoreSite Realty Corp.	38,400	4,583,424
Crown Castle International Corp.	484,910	75,742,942
Digital Realty Trust, Inc.	121,800	17,575,740
Diversified Healthcare Trust (SBI)	1,437,389	4,161,241
Douglas Emmett, Inc.	548,100	12,935,160
Easterly Government Properties, Inc.	946,300	19,777,670
Equinix, Inc.	77,700	56,817,348
Equity Lifestyle Properties, Inc.	2,333,396	138,113,709
Gaming & Leisure Properties	554,011	20,138,300
Healthcare Trust of America, Inc.	1,179,260	28,656,018
Invitation Homes, Inc.	509,400	13,886,244
iStar Financial, Inc.	3,005,913	35,469,773
Lexington Corporate Properties Trust	5,842,774	58,018,746
Mid-America Apartment Communities, Inc.	942,006	109,866,160
Monmouth Real Estate Investment Corp. Class A	2,018,169	27,951,641
NexPoint Residential Trust, Inc.	300,200	13,304,864
Public Storage	65,300	14,958,271
Retail Value, Inc.	258,002	3,225,025
Sabra Health Care REIT, Inc.	1,554,475	20,456,891
Safety Income and Growth, Inc.	109,235	7,517,553
SITE Centers Corp.	1,602,638	10,913,965
Terreno Realty Corp.	119,528	6,727,036
UMH Properties, Inc.	433,623	5,910,281
Ventas, Inc.	1,145,386	45,208,385
Washington REIT (SBI)	1,287,047	22,497,582
Weyerhaeuser Co.	1,029,500	28,095,055
		1,123,670,469
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (c)	344,600	17,367,840

TOTAL REAL ESTATE		1,141,038,309

TOTAL COMMON STOCKS
(Cost $1,528,111,971)		1,522,068,398

Preferred Stocks - 24.6%
Convertible Preferred Stocks - 1.2%
FINANCIALS - 0.4%
Mortgage Real Estate Investment Trusts - 0.4%
Great Ajax Corp. 7.25% (b)	611,442	14,124,434
ZAIS Financial Corp. 7.00%	404,062	9,293,426
		23,417,860
REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Braemar Hotels & Resorts, Inc. 5.50%	98,091	1,241,832
Lexington Corporate Properties Trust Series C, 6.50%	440,102	24,846,324
RLJ Lodging Trust Series A, 1.95%	31,585	708,136
Wheeler REIT, Inc. 8.75% (c)	510,973	7,658,523
		34,454,815
Real Estate Management & Development - 0.1%
Landmark Infrastructure Partners LP 3 month U.S. LIBOR + 4.690% 6.856% (d)(e)	189,650	4,647,278
TOTAL REAL ESTATE		39,102,093

TOTAL CONVERTIBLE PREFERRED STOCKS		62,519,953

Nonconvertible Preferred Stocks - 23.4%
ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
DCP Midstream Partners LP:
7.95% (d)	328,262	5,649,389
Series B, 7.875% (d)	256,314	4,413,727
Enbridge, Inc.:
Series 1 5 year U.S. Treasury Index + 3.140% 5.949% (d)(e)	498,275	8,171,710
Series L 5 year U.S. Treasury Index + 3.150% 4.959% (d)(e)	111,400	1,642,036
Energy Transfer Partners LP 7.60% (d)	471,751	9,166,122
Global Partners LP 9.75% (d)	161,507	4,000,383
		33,043,367
FINANCIALS - 13.8%
Mortgage Real Estate Investment Trusts - 13.7%
AG Mortgage Investment Trust, Inc.:
8.00%	611,362	10,338,131
8.25%	38,510	661,987
Series C 8.00% (d)	638,138	10,841,965
AGNC Investment Corp.:
6.125% (d)	653,900	14,098,084
6.875% (d)	874,072	19,526,768
Series C, 7.00% (d)	958,602	21,928,021
Series E 6.50% (d)	1,171,418	25,888,338
Annaly Capital Management, Inc.:
6.75% (d)	535,092	12,071,676
Series D, 7.50%	599,401	15,188,821
Series F, 6.95% (d)	2,050,060	46,085,349
Series G, 6.50% (d)	1,229,790	25,788,696
Anworth Mortgage Asset Corp. Series A, 8.625%	235,600	5,477,700
Arbor Realty Trust, Inc.:
Series A, 8.25%	186,964	4,750,755
Series B, 7.75%	237,325	6,009,069
Series C, 8.50%	98,875	2,550,975
Arlington Asset Investment Corp.:
6.625%	240,823	5,767,711
8.25% (d)	147,125	2,773,306
Armour Residential REIT, Inc. Series C 7.00%	102,500	2,399,525
Capstead Mortgage Corp. Series E, 7.50%	488,533	11,275,342
Cherry Hill Mortgage Investment Corp.:
8.25% (d)	245,925	4,918,475
Series A, 8.20%	248,750	5,721,250
Chimera Investment Corp.:
8.00% (d)	938,131	18,396,749
Series A, 8.00%	202,500	4,596,750
Series B, 8.00% (d)	2,133,504	44,248,873
Series C, 7.75% (d)	2,359,586	45,540,010
Dynex Capital, Inc.:
Series B, 7.625% (b)	154,355	3,821,830
Series C 6.90% (b)(d)	372,483	8,194,626
Ellington Financial LLC 6.75% (d)	368,770	7,338,523
Exantas Capital Corp. 8.625% (d)	236,708	4,000,365
Invesco Mortgage Capital, Inc.:
7.50% (d)	1,602,689	33,608,388
Series A, 7.75%	121,967	2,646,684
Series B, 7.75% (d)	898,846	18,875,766
MFA Financial, Inc.:
6.50% (d)	1,093,451	19,157,262
8.00%	624,016	14,695,577
Series B, 7.50%	609,332	12,421,233
New Residential Investment Corp.:
7.125% (d)	1,482,212	28,917,956
Series A 7.50% (d)	964,527	19,666,706
Series C 6.375% (d)	1,257,554	22,195,828
New York Mortgage Trust, Inc.:
Series B, 7.75%	281,092	5,489,727
Series C, 7.875%	317,125	6,279,043
Series D, 8.00% (d)	317,918	6,046,800
PennyMac Mortgage Investment Trust:
8.125% (d)	414,254	9,672,831
Series B, 8.00% (d)	750,421	17,297,204
Two Harbors Investment Corp.:
7.50%	491,117	10,750,551
7.75%	117,103	2,596,174
Series A, 8.125% (d)	697,850	15,143,345
Series B, 7.625% (d)	1,483,255	30,391,895
Series C, 7.25% (d)	899,517	17,180,775
ZAIS Financial Corp. Series C 6.20%	378,550	8,373,526
		691,606,941
Real Estate Management & Development - 0.1%
Brookfield Properties Corp. Series EE, 5.10% (d)	679,025	7,650,053
TOTAL FINANCIALS		699,256,994
REAL ESTATE - 8.8%
Equity Real Estate Investment Trusts (REITs) - 8.7%
American Finance Trust, Inc. 7.50%	874,787	20,811,183
American Homes 4 Rent:
6.25%	98,905	2,657,597
Series D, 6.50%	210,053	5,427,770
Series E, 6.35%	250,075	6,433,179
Series F, 5.875%	248,009	6,487,915
Series G, 5.875%	199,750	5,233,450
Armada Hoffler Properties, Inc. 6.75%	196,750	4,566,568
Ashford Hospitality Trust, Inc.:
Series D, 8.45%	292,820	1,683,715
Series F, 7.375%	494,500	2,719,750
Series G, 7.375%	238,068	1,323,658
Series H, 7.50%	231,565	1,331,499
Series I, 7.50%	323,909	1,800,934
Bluerock Residential Growth (REIT), Inc.:
Series A, 8.25%	360,738	9,092,654
Series C, 7.625%	252,994	6,428,578
Series D, 7.125%	168,100	4,314,707
Braemar Hotels & Resorts, Inc. Series D, 8.25%	173,050	2,486,729
Cedar Realty Trust, Inc.:
Series B, 7.25%	181,872	4,015,861
Series C, 6.50%	291,600	5,715,360
City Office REIT, Inc. Series A, 6.625%	178,475	4,372,638
Colony Capital, Inc.:
Series G, 7.50%	583,284	12,843,914
Series H, 7.125%	727,701	15,929,375
Series I, 7.15%	874,492	19,247,569
Series J, 7.15%	1,151,024	25,184,405
DiamondRock Hospitality Co. 8.25% (c)	195,100	5,043,335
Digital Realty Trust, Inc. Series C, 6.625%	83,050	2,167,605
Farmland Partners, Inc. Series B, 6.00%	623,150	15,641,065
Gladstone Commercial Corp.:
6.625%	98,875	2,461,988
Series D, 7.00%	532,775	13,383,308
Gladstone Land Corp. Series A, 6.375%	63,275	1,641,354
Global Medical REIT, Inc. Series A, 7.50%	150,848	3,876,794
Global Net Lease, Inc.:
Series A, 7.25%	531,595	13,661,992
Series B 6.875%	294,000	7,350,000
Government Properties Income Trust 5.875%	200,225	5,035,659
Healthcare Trust, Inc. Series A 7.375%	128,500	2,688,850
Hersha Hospitality Trust:
Series C, 6.875%	49,450	729,882
Series D, 6.50%	197,750	2,936,588
Investors Real Estate Trust Series C, 6.625%	317,300	8,173,648
iStar Financial, Inc.:
Series D, 8.00%	340,621	8,447,367
Series G, 7.65%	386,473	9,400,956
Series I, 7.50%	552,696	13,121,003
Jernigan Capital, Inc. Series B, 7.00%	143,983	3,602,455
Monmouth Real Estate Investment Corp. Series C, 6.125%	342,800	8,535,720
National Storage Affiliates Trust Series A, 6.00%	91,575	2,396,518
Pebblebrook Hotel Trust:
6.30%	269,997	5,615,938
6.375%	371,094	7,718,755
Series C, 6.50%	232,046	4,935,618
Series D, 6.375%	369,760	7,598,568
Pennsylvania (REIT):
Series B, 7.375%	99,385	611,218
Series C, 7.20%	50,325	284,336
Series D, 6.875%	150,100	879,586
Plymouth Industrial REIT, Inc. Series A, 7.50%	171,625	4,415,396
Prologis (REIT), Inc. Series Q, 8.54%	93,396	7,565,076
PS Business Parks, Inc. Series Z 4.875%	52,000	1,350,440
QTS Realty Trust, Inc. Series A, 7.125%	29,675	803,599
Rexford Industrial Realty, Inc.:
Series A, 5.875%	133,500	3,438,693
Series B, 5.875%	78,600	2,043,592
Series C 5.625%	68,225	1,817,855
Saul Centers, Inc.:
Series D, 6.125%	82,775	1,903,825
Series E 6.00%	76,841	1,750,438
Seritage Growth Properties Series A, 7.00%	91,986	1,571,581
SITE Centers Corp. Series K, 6.25%	226,338	5,470,589
Sotherly Hotels, Inc.:
Series B, 8.00%	67,250	403,500
Series C, 7.875%	107,000	631,300
Spirit Realty Capital, Inc. Series A, 6.00%	94,125	2,429,366
Stag Industrial, Inc. Series C, 6.875%	82,075	2,115,073
Summit Hotel Properties, Inc.:
Series D, 6.45%	216,857	4,692,785
Series E, 6.25%	300,802	6,392,043
Sunstone Hotel Investors, Inc.:
Series E, 6.95%	41,525	1,010,511
Series F, 6.45%	83,050	2,057,149
Taubman Centers, Inc. Series K, 6.25%	155,572	3,351,021
UMH Properties, Inc.:
Series C, 6.75%	430,965	10,985,298
Series D, 6.375%	513,725	12,781,478
Urstadt Biddle Properties, Inc.:
Series H, 6.25%	281,325	6,695,535
Series K 5.875%	69,225	1,586,291
VEREIT, Inc. Series F, 6.70%	852,776	21,472,900
Washington Prime Group, Inc.:
Series H, 7.50%	181,934	1,664,696
Series I, 6.875%	284,728	2,573,941
		441,023,085
Real Estate Management & Development - 0.1%
Brookfield Property Partners LP:
5.75%	43,000	828,610
6.50%	34,125	710,141
Landmark Infrastructure Partners LP Series B, 7.90%	116,375	2,855,843
		4,394,594
TOTAL REAL ESTATE		445,417,679
UTILITIES - 0.1%
Multi-Utilities - 0.1%
Brookfield Infrastructure Partners LP Series 5, 5.35% (d)	182,825	3,268,702

TOTAL NONCONVERTIBLE PREFERRED STOCKS		1,180,986,742

TOTAL PREFERRED STOCKS
(Cost $1,429,350,624)		1,243,506,695
	Principal Amount	Value

Corporate Bonds - 18.3%
Convertible Bonds - 5.9%
FINANCIALS - 5.4%
Mortgage Real Estate Investment Trusts - 5.4%
Arbor Realty Trust, Inc. 4.75% 11/1/22 (f)	19,326,000	18,190,598
Blackstone Mortgage Trust, Inc. 4.75% 3/15/23	3,856,000	3,692,822
Granite Point Mortgage Trust, Inc.:
5.625% 12/1/22 (f)	6,694,000	6,367,057
6.375% 10/1/23	10,099,000	9,070,164
KKR Real Estate Finance Trust, Inc. 6.125% 5/15/23	15,629,000	15,316,420
MFA Financial, Inc. 6.25% 6/15/24	25,352,000	23,753,090
New York Mortgage Trust, Inc. 6.25% 1/15/22	2,472,000	2,366,940
PennyMac Corp. 5.5% 11/1/24 (f)	34,434,000	31,780,711
Redwood Trust, Inc.:
4.75% 8/15/23	13,195,000	12,094,842
5.625% 7/15/24	55,436,000	50,667,248
RWT Holdings, Inc. 5.75% 10/1/25	32,070,000	28,388,280
Two Harbors Investment Corp. 6.25% 1/15/22	19,951,000	19,838,776
Western Asset Mortgage Capital Corp. 6.75% 10/1/22	63,526,000	50,852,563
		272,379,511
REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Colony Financial, Inc. 5% 4/15/23	25,791,000	25,288,524

TOTAL CONVERTIBLE BONDS		297,668,035

Nonconvertible Bonds - 12.4%
CONSUMER DISCRETIONARY - 3.3%
Hotels, Restaurants & Leisure - 0.2%
Marriott Ownership Resorts, Inc. 6.5% 9/15/26	3,955,000	4,073,650
Times Square Hotel Trust 8.528% 8/1/26 (f)	5,043,372	5,465,652
		9,539,302
Household Durables - 3.1%
Adams Homes, Inc. 7.5% 2/15/25 (f)	9,530,000	9,577,650
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
6.625% 1/15/28 (f)	9,925,000	9,974,625
6.75% 8/1/25(f)	26,458,000	27,251,740
9.875% 4/1/27 (f)	21,220,000	23,554,200
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp.:
4.875% 2/15/30 (f)	1,590,000	1,511,486
6.25% 9/15/27 (f)	8,533,000	8,743,765
Century Communities, Inc.:
5.875% 7/15/25	2,982,000	3,071,460
6.75% 6/1/27	6,230,000	6,634,950
LGI Homes, Inc. 6.875% 7/15/26 (f)	19,116,000	19,976,220
M/I Homes, Inc. 5.625% 8/1/25	10,842,000	11,142,432
New Home Co. LLC:
7.25% 4/1/22	16,142,000	16,374,445
7.25% 10/15/25 (f)	3,960,000	3,984,750
Picasso Finance Sub, Inc. 6.125% 6/15/25 (f)	4,000,000	4,218,400
TRI Pointe Homes, Inc. 5.25% 6/1/27	11,458,000	12,317,350
		158,333,473
TOTAL CONSUMER DISCRETIONARY		167,872,775
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
EG Global Finance PLC:
6.75% 2/7/25 (f)	7,750,000	7,595,000
8.5% 10/30/25 (f)	1,682,000	1,720,686
Global Partners LP/GLP Finance Corp. 7% 8/1/27	3,955,000	4,071,396
		13,387,082
FINANCIALS - 0.4%
Diversified Financial Services - 0.4%
Five Point Operation Co. LP 7.875% 11/15/25 (f)	18,463,000	18,463,000
HEALTH CARE - 0.6%
Health Care Providers & Services - 0.6%
Sabra Health Care LP:
3.9% 10/15/29	989,000	994,289
4.8% 6/1/24	7,475,000	7,883,831
5.125% 8/15/26	20,264,000	22,086,945
		30,965,065
INDUSTRIALS - 0.1%
Trading Companies & Distributors - 0.1%
Williams Scotsman International, Inc. 4.625% 8/15/28 (f)	4,250,000	4,319,700
REAL ESTATE - 7.7%
Equity Real Estate Investment Trusts (REITs) - 4.6%
CBL & Associates LP:
4.6% 10/15/24	26,459,000	9,596,679
5.25% 12/1/23	11,371,000	4,292,553
5.95% 12/15/26	10,317,000	3,864,912
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	6,992,000	7,201,760
ESH Hospitality, Inc. 5.25% 5/1/25 (f)	2,154,000	2,154,000
Government Properties Income Trust 4.25% 5/15/24	4,974,000	5,044,619
Hospitality Properties Trust:
4.65% 3/15/24	3,500,000	3,145,625
5% 8/15/22	3,141,000	3,101,738
7.5% 9/15/25	7,950,000	8,332,133
iStar Financial, Inc.:
4.25% 8/1/25	16,925,000	15,528,688
4.75% 10/1/24	25,920,000	24,753,600
5.5% 2/15/26	16,985,000	16,080,888
Omega Healthcare Investors, Inc.:
4.5% 4/1/27	2,434,000	2,635,020
4.95% 4/1/24	2,866,000	3,080,950
Select Income REIT:
4.15% 2/1/22	11,045,000	11,150,123
4.5% 2/1/25	21,056,000	21,336,691
Senior Housing Properties Trust:
4.75% 5/1/24	44,393,000	42,284,333
4.75% 2/15/28	9,933,000	8,815,538
6.75% 12/15/21	7,910,000	8,028,650
9.75% 6/15/25	21,500,000	23,650,000
Uniti Group, Inc. 7.875% 2/15/25 (f)	5,000,000	5,300,000
VEREIT Operating Partnership LP 4.875% 6/1/26	436,000	493,769
XHR LP 6.375% 8/15/25 (f)	4,250,000	4,212,813
		234,085,082
Real Estate Management & Development - 3.1%
DTZ U.S. Borrower LLC 6.75% 5/15/28 (f)	1,000,000	1,063,750
Forestar Group, Inc.:
5% 3/1/28 (f)	7,000,000	6,949,040
8% 4/15/24 (f)	20,132,000	20,937,280
Greystar Real Estate Partners 5.75% 12/1/25 (f)	13,480,000	13,648,500
Howard Hughes Corp.:
5.375% 3/15/25 (f)	22,912,000	22,940,640
5.375% 8/1/28 (f)	7,655,000	7,702,844
Kennedy-Wilson, Inc. 5.875% 4/1/24	48,339,000	46,647,135
Mack-Cali Realty LP:
3.15% 5/15/23	10,000	9,166
4.5% 4/18/22	517,000	497,803
Mattamy Group Corp. 5.25% 12/15/27 (f)	13,411,000	14,182,133
Realogy Group LLC/Realogy Co-Issuer Corp. 7.625% 6/15/25 (f)	3,025,000	3,195,156
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.875% 6/15/27 (f)	1,798,000	1,986,790
6.625% 7/15/27 (f)	4,573,000	4,927,408
Washington Prime Group LP 6.45% 8/15/24	23,181,000	11,996,168
		156,683,813
TOTAL REAL ESTATE		390,768,895

TOTAL NONCONVERTIBLE BONDS		625,776,517

TOTAL CORPORATE BONDS
(Cost $971,642,329)		923,444,552

Asset-Backed Securities - 2.1%
American Homes 4 Rent:
Series 2015-SFR1 Class F, 5.885% 4/17/52 (f)	2,000,000	2,185,480
Series 2015-SFR2:
Class E, 6.07% 10/17/52 (f)	8,259,000	9,168,365
Class XS, 0% 10/17/52 (d)(f)(g)(h)	4,634,605	46
Capital Trust RE CDO Ltd. Series 2005-1A Class D, 1 month U.S. LIBOR + 1.500% 3.3464% 3/20/50 (d)(e)(f)(h)	2,250,000	225
Conseco Finance Securitizations Corp. Series 2002-2 Class M2, 9.163% 3/1/33	391,102	353,944
GPMT Ltd. Series 2019-FL2 Class D, 1 month U.S. LIBOR + 2.950% 3.0934% 2/22/36 (d)(e)(f)	2,142,000	2,046,391
Green Tree Financial Corp.:
Series 1996-4 Class M1, 7.75% 6/15/27 (d)	544,203	545,992
Series 1997-3 Class M1, 7.53% 3/15/28	3,916,864	3,951,703
Home Partners America Trust Series 2019-2 Class F, 3.866% 10/19/39 (f)	2,942,902	3,001,518
Home Partners of America Credit Trust Series 2017-1 Class F, 1 month U.S. LIBOR + 3.530% 3.6863% 7/17/34 (d)(e)(f)	6,318,500	6,335,222
Home Partners of America Trust Series 2018-1 Class F, 1 month U.S. LIBOR + 2.350% 2.4973% 7/17/37 (d)(e)(f)	3,896,000	3,869,428
Invitation Homes Trust Series 2018-SFR2 Class F, 1 month U.S. LIBOR + 2.250% 2.6% 6/17/37 (d)(e)(f)	1,394,074	1,392,780
Kref Ltd. Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.550% 2.6973% 6/15/36 (d)(e)(f)	2,560,000	2,458,543
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40	580,082	473,327
Merit Securities Corp. Series 13 Class M1, 7.7764% 12/28/33 (d)	1,249,855	1,294,321
Progress Residential Trust:
Series 2017-SFR1 Class F, 5.35% 8/17/34 (f)	3,073,000	3,137,767
Series 2018-SFR2 Class F, 4.953% 8/17/35 (f)	5,083,000	5,134,366
Series 2018-SFR3:
Class F, 5.368% 10/17/35 (f)	3,412,000	3,483,866
Class G, 5.618% 10/17/35 (f)	4,000,000	4,026,431
Series 2019-SFR1 Class F, 5.061% 8/17/35 (f)	3,000,000	3,067,441
Series 2019-SFR2 Class F, 4.837% 5/17/36 (f)	3,902,000	3,764,612
Series 2020-SFR1 Class H, 5.268% 4/17/37 (f)	3,633,000	3,510,768
Starwood Waypoint Homes Trust Series 2017-1 Class F, 1 month U.S. LIBOR + 3.400% 3.5484% 1/17/35 (d)(e)(f)	12,529,000	12,528,971
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 3 month U.S. LIBOR + 2.650% 3.1909% 2/5/36 (d)(e)(f)(h)	4,854,683	364
Tricon American Homes:
Series 2016-SFR1 Class F, 5.769% 11/17/33 (f)	7,544,000	7,554,421
Series 2017-SFR1 Class F, 5.151% 9/17/34 (f)	8,442,000	8,667,195
Series 2017-SFR2 Class F, 5.104% 1/17/36 (f)	3,785,000	3,968,266
Series 2018-SFR1 Class F, 4.96% 5/17/37 (f)	8,282,000	8,771,561
VB-S1 Issuer LLC Series 2018-1A Class F, 5.25% 2/15/48 (f)	1,354,000	1,375,781
TOTAL ASSET-BACKED SECURITIES
(Cost $107,611,741)		106,069,095

Collateralized Mortgage Obligations - 0.0%
U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 3.8035% 2/25/42 (d)(f)	34,386	9,805
Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B3, 3.7923% 6/25/43 (d)(f)	61,304	33,874
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $75,363)		43,679

Commercial Mortgage Securities - 14.0%
Ashford Hospitality Trust floater Series 2018-ASHF Class E, 1 month U.S. LIBOR + 3.100% 3.2484% 4/15/35(d)(e)(f)	3,000,000	2,631,785
BAMLL Commercial Mortgage Securities Trust floater Series 2019-AHT Class C, 1 month U.S. LIBOR + 2.000% 2.1484% 3/15/34 (d)(e)(f)	7,168,000	6,468,897
BANK:
Series 2017-BNK8 Class E, 2.8% 11/15/50 (f)	11,374,393	6,301,679
Series 2018-BN12 Class D, 3% 5/15/61 (f)	1,682,000	1,113,522
Series 2019-BN21 Class F, 2.6818% 10/17/52 (f)	12,047,000	5,265,940
Barclays Commercial Mortgage Securities LLC Series 2019-C5 Class F, 2.6014% 11/15/52 (d)(f)	4,000,000	1,650,648
Benchmark Mortgage Trust:
sequential payer Series 2019-B14:
Class 225D, 3.2943% 12/15/62 (d)(f)	3,427,000	3,186,502
Class 225E, 3.2943% 12/15/62 (d)(f)	5,141,000	4,495,786
Series 2020-B18 Class AGNG, 4.3885% 7/15/53 (d)(f)	11,379,000	10,719,792
Braemar Hotels & Resorts Trust floater Series 2018-PRME Class E, 1 month U.S. LIBOR + 2.400% 2.5484% 6/15/35 (d)(e)(f)	1,500,000	1,303,728
BX Commercial Mortgage Trust floater:
Series 2019-CALM Class E, 1 month U.S. LIBOR + 2.000% 2.1484% 11/15/32 (d)(e)(f)	6,426,000	6,112,641
Series 2020-BXLP Class G, 1 month U.S. LIBOR + 2.500% 2.6484% 12/15/36 (d)(e)(f)	6,007,502	5,740,523
BX Trust:
floater:
Series 2018-IND:
Class G, 1 month U.S. LIBOR + 2.050% 2.1984% 11/15/35 (d)(e)(f)	3,281,600	3,211,701
Class H, 1 month U.S. LIBOR + 3.000% 3.1484% 11/15/35 (d)(e)(f)	6,206,900	6,113,785
Series 2019-ATL Class E, 1 month U.S. LIBOR + 2.230% 2.385% 10/15/36 (d)(e)(f)	2,500,000	2,181,166
Series 2019-IMC Class G, 1 month U.S. LIBOR + 3.600% 3.7484% 4/15/34 (d)(e)(f)	5,181,000	3,898,395
Series 2019-XL Class G, 1 month U.S. LIBOR + 2.300% 2.4484% 10/15/36 (d)(e)(f)	2,444,442	2,370,987
Series 2019-OC11 Class E, 4.0755% 12/9/41 (d)(f)	20,085,000	18,262,551
CALI Mortgage Trust Series 2019-101C Class F, 4.3244% 3/10/39 (d)(f)	4,099,000	3,827,854
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class G, 1 month U.S. LIBOR + 3.250% 3.3984% 12/15/37 (d)(e)(f)	7,428,000	7,037,619
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/50 (f)	3,353,000	2,523,195
CGMS Commercial Mortgage Trust Series 2017-MDRB:
Class D, 1 month U.S. LIBOR + 3.250% 3.3984% 7/15/30 (d)(e)(f)	6,131,000	5,607,741
Class E, 1 month U.S. LIBOR + 3.870% 4.0199% 7/15/30 (d)(e)(f)	6,666,000	5,737,318
CHC Commercial Mortgage Trust floater Series 2019-CHC Class F, 1 month U.S. LIBOR + 2.600% 2.7566% 6/15/34 (d)(e)(f)	1,493,555	1,178,883
Citigroup Commercial Mortgage Trust:
Series 2013-GC15 Class D, 5.1817% 9/10/46 (d)(f)	5,254,000	4,932,380
Series 2016-C3 Class D, 3% 11/15/49 (f)	7,010,000	4,467,378
COMM Mortgage Trust:
floater Series 2018-HCLV:
Class F, 1 month U.S. LIBOR + 3.050% 3.1984% 9/15/33 (d)(e)(f)	4,265,000	3,286,528
Class G, 1 month U.S. LIBOR + 5.050% 5.2047% 9/15/33 (d)(e)(f)	4,265,000	3,211,090
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (f)	4,741,000	2,696,579
Series 2012-CR1:
Class D, 5.3194% 5/15/45 (d)(f)	5,550,000	3,855,809
Class G, 2.462% 5/15/45 (f)(h)	6,346,000	925,639
Series 2012-LC4 Class C, 5.5354% 12/10/44 (d)	1,978,000	1,727,189
Series 2013-CR10 Class D, 4.7893% 8/10/46 (d)(f)	4,544,000	4,297,145
Series 2013-CR12 Class D, 5.0714% 10/10/46 (d)(f)	1,959,000	881,550
Series 2013-LC6 Class D, 4.3111% 1/10/46 (d)(f)	8,301,000	6,371,785
Series 2014-CR17 Class E, 4.8471% 5/10/47 (d)(f)(h)	3,098,000	1,527,388
Series 2014-UBS2 Class D, 4.9928% 3/10/47 (d)(f)	3,713,000	2,688,304
Series 2017-CD4 Class D, 3.3% 5/10/50 (f)	2,769,000	2,257,094
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (f)	2,769,000	2,219,689
Commercial Mortgage Trust pass-thru certificates Series 2012-CR2:
Class D, 4.8308% 8/15/45 (d)(f)	4,500,000	3,918,199
Class E, 4.8308% 8/15/45 (d)(f)	8,000,000	5,478,779
Class F, 4.25% 8/15/45 (f)	2,000,000	1,042,371
Credit Suisse Mortgage Trust floater:
Series 2019-ICE4 Class F, 1 month U.S. LIBOR + 2.650% 2.7984% 5/15/36 (d)(e)(f)	9,767,000	9,547,198
Series 2019-SKLZ Class D, 1 month U.S. LIBOR + 3.600% 3.7484% 1/15/34 (d)(e)(f)	7,788,000	7,273,989
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.4701% 6/15/50 (f)	4,297,000	3,227,960
Series 2017-CX10 Class UESD, 4.2366% 10/15/32 (d)(f)	7,129,000	6,623,486
Series 2017-CX9 Class D, 4.1497% 9/15/50 (d)(f)	2,539,000	1,821,388
CSMC Trust floater Series 2017-CHOP Class F, 1 month U.S. LIBOR + 4.350% 4.4984% 7/15/32 (d)(e)(f)	4,000,000	2,922,620
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 4.9345% 1/10/34 (d)(f)	10,732,000	9,922,369
DBUBS Mortgage Trust:
Series 2011-LC1A:
Class E, 5.5938% 11/10/46 (d)(f)	13,874,000	13,861,190
Class G, 4.652% 11/10/46 (f)	12,222,000	11,627,908
Series 2011-LC3A Class D, 5.3351% 8/10/44 (d)(f)(h)	3,945,000	2,881,857
Freddie Mac:
pass-thru certificates:
Series K011 Class X3, 2.5755% 12/25/43 (d)(g)	12,069,096	24,697
Series K012 Class X3, 2.2507% 1/25/41 (d)(g)	20,492,732	1,234
Series K013 Class X3, 2.8234% 1/25/43 (d)(g)	14,199,000	1,065
Series KAIV Class X2, 3.6147% 6/25/41 (d)(g)	7,430,000	88,885
GPMT Ltd. floater Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.950% 3.0934% 11/21/35 (d)(e)(f)	2,500,000	2,320,693
GS Mortgage Securities Corp. Trust floater Series 2019-SOHO Class F, 1 month U.S. LIBOR + 2.200% 2.3484% 6/15/36 (d)(e)(f)	2,000,000	1,697,649
GS Mortgage Securities Trust:
floater Series 2018-RIVR Class G, 1 month U.S. LIBOR + 2.600% 2.7484% 7/15/35 (d)(e)(f)	3,808,000	2,935,812
Series 2011-GC5:
Class C, 5.3882% 8/10/44 (d)(f)	8,899,000	8,310,215
Class D, 5.3882% 8/10/44 (d)(f)	2,733,635	2,221,577
Class E, 5.3882% 8/10/44 (d)(f)	8,138,000	6,103,605
Class F, 4.5% 8/10/44 (f)(h)	7,897,000	5,008,018
Series 2012-GC6:
Class C, 5.6507% 1/10/45 (d)(f)	3,560,000	3,293,148
Class D, 5.6507% 1/10/45 (d)(f)	6,590,000	5,279,820
Class E, 5% 1/10/45 (d)(f)	7,432,000	4,527,806
Series 2012-GCJ7 Class D, 5.6281% 5/10/45 (d)(f)	10,078,000	8,791,608
Series 2012-GCJ9:
Class D, 4.7401% 11/10/45 (d)(f)	5,503,000	5,315,137
Class E, 4.7401% 11/10/45 (d)(f)	1,908,000	1,423,761
Series 2013-GC14 Class D, 4.7435% 8/10/46 (d)(f)	1,661,000	1,261,257
Series 2013-GC16:
Class D, 5.3107% 11/10/46 (d)(f)	3,708,000	3,508,799
Class F, 3.5% 11/10/46 (f)	7,221,000	4,620,511
Series 2016-REMZ Class MZB, 7.727% 2/10/21 (f)	29,492,000	28,947,935
Series 2016-RENT Class F, 4.0667% 2/10/29 (d)(f)	19,971,000	19,602,257
Hilton U.S.A. Trust:
Series 2016-HHV Class F, 4.1935% 11/5/38 (d)(f)	8,440,000	7,396,550
Series 2016-SFP Class F, 6.1552% 11/5/35 (f)	10,093,000	9,970,301
IMT Trust Series 2017-APTS:
Class EFX, 3.4966% 6/15/34 (d)(f)	9,213,000	8,605,019
Class FFL, 1 month U.S. LIBOR + 2.850% 2.9984% 6/15/34 (d)(e)(f)	3,532,751	3,227,416
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (f)	2,896,000	2,802,834
Invitation Homes Trust floater:
Series 2018-SFR3 Class F, 1 month U.S. LIBOR + 2.250% 2.5% 7/17/37 (d)(e)(f)	924,535	900,050
Series 2018-SFR4 Class F, 1 month U.S. LIBOR + 2.200% 2.3473% 1/17/38 (d)(e)(f)	7,410,000	7,352,241
JP Morgan Chase Commercial Mortgage Securities Trust:
floater Series 2018-LAQ:
Class C, 1 month U.S. LIBOR + 1.600% 1.7484% 6/15/32 (d)(e)(f)	4,800,000	4,448,170
Class E, 1 month U.S. LIBOR + 3.000% 3.35% 6/15/35 (d)(e)(f)	1,328,800	1,208,905
Series 2020-NNN Class FFX, 4.6254% 1/16/37 (f)	2,000,000	1,844,502
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (f)	8,640,000	7,291,541
Series 2014-C26 Class D, 3.8804% 1/15/48 (d)(f)	3,398,000	2,959,289
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.4214% 12/15/49 (d)(f)	10,126,000	7,570,603
JPMDB Commercial Mortgage Securities Trust:
Series 2016-C4 Class D, 3.0881% 12/15/49 (d)(f)	4,388,000	3,014,918
Series 2018-C8 Class D, 3.2436% 6/15/51 (d)(f)	1,698,000	1,243,707
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-CBX:
Class C, 5.1315% 6/15/45 (d)	4,479,000	4,115,575
Class E, 5.1315% 6/15/45 (d)(f)	5,892,000	2,828,160
Class F, 4% 6/15/45 (f)(h)	8,192,000	2,457,600
Class G 4% 6/15/45 (f)(h)	4,044,000	808,800
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2011-C3:
Class E, 5.7068% 2/15/46 (d)(f)	13,774,000	4,036,181
Class G, 4.409% 2/15/46 (d)(f)	4,671,000	854,916
Class H, 4.409% 2/15/46 (d)(f)(h)	7,077,000	336,158
Series 2011-C4 Class F, 3.873% 7/15/46 (f)	1,400,000	1,317,885
Series 2013-LC11:
Class D, 4.1671% 4/15/46 (d)	7,722,000	5,289,148
Class E, 3.25% 4/15/46 (d)(f)	472,000	278,480
Class F, 3.25% 4/15/46 (d)(f)	2,518,000	1,170,961
Series 2014-DSTY Class E, 3.8046% 6/10/27 (d)(f)(h)	8,161,000	204,392
Series 2018-AON Class F, 4.6132% 7/5/31 (d)(f)	5,039,000	4,937,650
Morgan Stanley BAML Trust:
Series 2012-C6 Class D, 4.6062% 11/15/45 (d)(f)	2,000,000	1,899,999
Series 2012-C6, Class F, 4.6062% 11/15/45 (d)(f)	2,500,000	1,457,303
Series 2013-C12 Class D, 4.763% 10/15/46 (d)(f)	7,164,000	5,660,822
Series 2013-C13:
Class D, 4.8985% 11/15/46 (d)(f)	6,218,000	5,095,693
Class E, 4.8985% 11/15/46 (d)(f)	3,341,000	2,197,073
Series 2013-C7:
Class D, 4.2366% 2/15/46 (d)(f)	4,024,000	2,446,496
Class E, 4.2366% 2/15/46 (d)(f)(h)	989,000	572,337
Series 2013-C9:
Class C, 4.0309% 5/15/46 (d)	3,302,000	3,267,282
Class D, 4.1189% 5/15/46 (d)(f)	5,137,000	4,151,137
Series 2016-C30 Class D, 3% 9/15/49 (f)	2,726,000	1,643,856
Morgan Stanley Capital I Trust:
Series 1998-CF1 Class G, 7.35% 7/15/32 (d)(f)	117,958	119,991
Series 2011-C2:
Class D, 5.4783% 6/15/44 (d)(f)	5,387,000	4,147,987
Class F, 5.4783% 6/15/44 (d)(f)	4,440,000	2,251,539
Class XB, 0.3249% 6/15/44 (d)(f)(g)	55,708,619	407,559
Series 2011-C3:
Class D, 5.2443% 7/15/49 (d)(f)	7,317,000	6,502,524
Class E, 5.2443% 7/15/49 (d)(f)	3,456,000	2,509,293
Class F, 5.2443% 7/15/49 (d)(f)	5,624,050	3,366,954
Class G, 5.2443% 7/15/49 (d)(f)(h)	5,049,500	2,497,413
Series 2012-C4 Class D, 5.4187% 3/15/45 (d)(f)	6,310,000	3,934,683
Series 2015-MS1 Class D, 4.0313% 5/15/48 (d)(f)	10,833,000	8,955,705
Series 2015-UBS8 Class D, 3.18% 12/15/48 (f)	4,957,000	3,599,871
Series 2016-BNK2 Class C, 3% 11/15/49 (f)	2,966,000	2,252,210
Motel 6 Trust floater:
Series 2017-M6MZ, Class M, 1 month U.S. LIBOR + 6.920% 7.0749% 8/15/24 (d)(e)(f)	4,504,821	3,699,406
Series 2017-MTL6 Class C, 1 month U.S. LIBOR + 1.400% 1.5484% 8/15/34 (d)(e)(f)	8,477,059	8,301,739
Series 2017-MTL6, Class F, 1 month U.S. LIBOR + 4.250% 4.3984% 8/15/34 (d)(e)(f)	10,881,193	10,492,474
MRCD Series 2019-PARK:
Class G, 2.7175% 12/15/36 (f)	2,000,000	1,834,698
Class J, 4.25% 12/15/36 (f)	13,468,000	12,267,124
MSCCG Trust:
floater Series 2018-SELF Class E, 1 month U.S. LIBOR + 2.150% 2.2984% 10/15/37 (d)(e)(f)	5,061,000	4,902,951
Series 2016-SNR:
Class D, 6.55% 11/15/34 (f)	7,362,929	7,271,923
Class E, 6.8087% 11/15/34 (f)	9,551,450	8,876,908
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 4.851% 9/5/47 (d)(f)	1,500,000	1,145,961
Natixis Commercial Mortgage Securities Trust:
floater Series 2018-FL1:
Class WAN1, 1 month U.S. LIBOR + 2.750% 2.903% 6/15/35 (d)(e)(f)	1,743,000	1,591,972
Class WAN2, 1 month U.S. LIBOR + 3.750% 3.903% 6/15/35 (d)(e)(f)	651,000	592,619
Series 2019-1776:
Class E, 3.9017% 10/15/36 (f)	4,000,000	3,870,947
Class F, 4.2988% 10/15/36 (f)	3,454,000	3,221,424
Series 2020-2PAC Class AMZ3, 3.5% 1/15/37 (d)(f)	2,502,675	2,302,191
Progress Residential Trust Series 2019-SFR3 Class F, 3.867% 9/17/36 (f)	1,000,000	1,019,441
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (f)	3,674,950	4,262,138
ReadyCap Commercial Mortgage Trust floater Series 2019-FL3 Class D, 1 month U.S. LIBOR + 2.900% 3.0493% 3/25/34 (d)(e)(f)	3,401,000	2,958,435
SG Commercial Mortgage Securities Trust Series 2020-COVE Class F, 3.8518% 3/15/37 (d)(f)	5,000,000	4,510,381
UBS Commercial Mortgage Trust Series 2012-C1:
Class D, 5.5689% 5/10/45 (d)(f)	2,296,000	1,684,525
Class E, 5% 5/10/45 (d)(f)(h)	6,268,000	3,024,991
Class F, 5% 5/10/45 (d)(f)(h)	2,221,350	324,312
UBS-BAMLL Trust Series 12-WRM Class D, 4.238% 6/10/30 (d)(f)(h)	2,143,000	1,188,857
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1:
Class B, 6.0503% 1/10/45 (d)(f)	2,966,000	3,043,309
Class C, 6.0503% 1/10/45 (d)(f)	4,746,000	4,557,668
Wells Fargo Commercial Mortgage Trust:
floater Series 2020-SOP Class E, 1 month U.S. LIBOR + 2.710% 2.8584% 1/15/35 (d)(e)(f)	3,250,000	2,998,042
Series 2012-LC5:
Class D, 4.7587% 10/15/45 (d)(f)	12,819,000	12,658,582
Class E, 4.7587% 10/15/45 (d)(f)	8,347,000	6,973,442
Class F, 4.7587% 10/15/45 (d)(f)	2,000,000	1,358,009
Series 2016-BNK1 Class D, 3% 8/15/49 (f)	6,979,000	3,812,611
Series 2016-C35 Class D, 3.142% 7/15/48 (f)	13,073,000	9,486,094
Series 2016-NXS6 Class D, 3.059% 11/15/49 (f)	5,037,000	3,605,728
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (h)	3,955,000	645,066
Series 2011-C3:
Class C, 5.335% 3/15/44 (f)	4,845,000	4,725,788
Class D, 5.6734% 3/15/44 (d)(f)	2,000,000	933,050
Class E, 5% 3/15/44 (f)	2,966,000	587,952
Series 2011-C5:
Class E, 5.6558% 11/15/44 (d)(f)	5,097,000	4,717,058
Class F, 5.25% 11/15/44 (d)(f)	3,500,000	2,574,733
Class G, 5.25% 11/15/44 (d)(f)	2,000,000	1,378,455
Series 2012-C7:
Class D, 4.8104% 6/15/45 (d)(f)	2,380,000	1,282,370
Class F, 4.5% 6/15/45 (f)(h)	2,000,000	392,600
Series 2012-C8 Class E, 4.8853% 8/15/45 (d)(f)	2,889,500	2,508,488
Series 2013-C11:
Class D, 4.2561% 3/15/45 (d)(f)	5,765,000	5,186,758
Class E, 4.2561% 3/15/45 (d)(f)	4,727,000	3,500,578
Series 2013-C13 Class D, 4.1396% 5/15/45 (d)(f)	3,955,000	3,688,978
Series 2013-C16 Class D, 5.0177% 9/15/46 (d)(f)	3,686,000	2,707,047
Series 2013-UBS1 Class D, 4.7353% 3/15/46 (d)(f)	4,538,000	4,114,591
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.516% 6/5/35 (d)(f)	6,725,000	5,169,660
Class PR2, 3.516% 6/5/35(d)(f)	2,541,000	1,912,581
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $818,434,700)		708,997,322

Bank Loan Obligations - 4.3%
CONSUMER DISCRETIONARY - 0.7%
Diversified Consumer Services - 0.0%
Airbnb, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.500% 8.5% 4/17/25 (d)(e)(i)	2,633,400	2,782,635
Hotels, Restaurants & Leisure - 0.7%
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8978% 12/22/24 (d)(e)(i)	7,917,022	7,404,632
LTF Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.75% 6/10/22 (d)(e)(i)	6,135,169	5,651,288
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.75% 4/27/24 (d)(e)(i)	25,620,716	21,457,350
		34,513,270

TOTAL CONSUMER DISCRETIONARY		37,295,905

ENERGY - 0.5%
Energy Equipment & Services - 0.1%
Kestrel Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/1/25 (d)(e)(i)	5,868,675	4,994,242
Oil, Gas & Consumable Fuels - 0.4%
Hamilton Projs. Acquiror LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 6/17/27 (d)(e)(i)	18,593,400	18,528,323

TOTAL ENERGY		23,522,565

FINANCIALS - 0.6%
Capital Markets - 0.1%
Blackstone CQP Holdco LP Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.7254% 9/30/24 (d)(e)(i)	5,078,237	4,958,899
Diversified Financial Services - 0.4%
Agellan Portfolio 8.9625% 8/7/25 (d)(h)(i)	6,611,000	6,611,000
Veritas-B Junior Mezz C LLC 10.48% 2/6/21 (d)(h)(i)	12,171,000	12,171,000
		18,782,000
Thrifts & Mortgage Finance - 0.1%
Ocwen Loan Servicing LLC Tranche B, term loan 3 month U.S. LIBOR + 6.000% 7% 5/15/22 (d)(e)(i)	6,328,824	6,276,105

TOTAL FINANCIALS		30,017,004

INDUSTRIALS - 0.2%
Commercial Services & Supplies - 0.2%
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 2/27/25 (d)(e)(i)	13,228,532	13,054,973
INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Components - 0.2%
Compass Power Generation LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/20/24 (d)(e)(i)	8,610,213	8,427,246
REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 0.6%
CoreCivic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/18/24 (d)(e)(i)	31,927	31,235
Invitation Homes Operating Par Tranche B, term loan 3 month U.S. LIBOR + 1.700% 1.8478% 2/6/22 (d)(e)(i)	14,975,000	14,591,341
iStar Financial, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8927% 6/28/23 (d)(e)(i)	13,038,214	12,907,832
		27,530,408
Real Estate Management & Development - 0.8%
Aragon Junior Mezzanine 1 month U.S. LIBOR + 6.000% 7.25% 1/15/25 (d)(e)(h)(i)	9,500,000	9,500,000
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8978% 8/21/25 (d)(e)(i)	13,366,610	12,736,508
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (d)(e)(i)	16,797,750	14,744,225
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (d)(e)(i)	947,420	831,598
Realogy Group LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3% 2/8/25 (d)(e)(i)	3,909,548	3,739,912
		41,552,243

TOTAL REAL ESTATE		69,082,651

UTILITIES - 0.7%
Electric Utilities - 0.6%
Granite Generation LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 11/1/26 (d)(e)(i)	5,773,354	5,706,614
Green Energy Partners/Stonewall LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 11/13/21 (d)(e)(i)	10,847,256	9,739,317
Tranche B 2LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 11/13/21 (d)(e)(i)	1,915,443	1,719,800
Lonestar II Generation Holding:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1478% 4/10/26 (d)(e)(i)	10,480,089	10,278,347
Tranche C 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1478% 4/10/26 (d)(e)(i)	1,273,530	1,249,014
Southeast Powergen LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/2/21 (d)(e)(i)	1,199,116	1,089,996
		29,783,088
Independent Power and Renewable Electricity Producers - 0.1%
Oregon Clean Energy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 3/1/26 (d)(e)(i)	5,732,783	5,671,901

TOTAL UTILITIES		35,454,989

TOTAL BANK LOAN OBLIGATIONS
(Cost $227,169,097)		216,855,333

Preferred Securities - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer Partners LP 7.125% (d)	6,000,000	4,904,160
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Dartmouth Street 2003-1 Ltd. Series 2003-1A Class PS, 6/28/38 (f)(h)	1,220,000	122
Thrifts & Mortgage Finance - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (f)(h)	500,000	10,000

TOTAL FINANCIALS		10,122

TOTAL PREFERRED SECURITIES
(Cost $7,297,768)		4,914,282
	Shares	Value

Money Market Funds - 6.6%
Fidelity Cash Central Fund 0.10% (j)	315,177,241	315,240,276
Fidelity Securities Lending Cash Central Fund 0.11% (j)(k)	18,051,703	18,053,508
TOTAL MONEY MARKET FUNDS
(Cost $333,245,117)		333,293,784
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $5,422,938,710)		5,059,193,140
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(3,440,255)
NET ASSETS - 100%		$5,055,752,885

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Affiliated company

 (c) Non-income producing

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,105,236,384 or 21.9% of net assets.

 (g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (h) Level 3 security

 (i) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$121,211
Fidelity Securities Lending Cash Central Fund	12,570
Total	$133,781

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Dynex Capital, Inc.	$32,016,448	$--	$--	$808,182	$--	$1,927,204	$33,943,652
Dynex Capital, Inc. Series B, 7.625%	3,741,565	--	--	73,560	--	80,265	3,821,830
Dynex Capital, Inc. Series C 6.90%	8,492,612	--	--	160,633	--	(297,986)	8,194,626
Great Ajax Corp.	14,338,198	--	--	282,772	--	(1,563,562)	12,774,636
Great Ajax Corp. 7.25%	14,735,752	--	--	277,060	--	(611,318)	14,124,434
Nexpoint Real Estate Finance, Inc.	6,673,230	--	3,703,100	113,329	(1,056,400)	406,002	--
Total	$79,997,805	$--	$3,703,100	$1,715,536	$(1,056,400)	$(59,395)	$72,859,178

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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